Income Taxes	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
INCOME TAXES

11. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Singapore

SinCo and TOYO Singapore are subject to corporate income tax for its business operation in Singapore. Tax on corporate income is imposed at a flat rate of 17%.

China

TOYO China is subject to PRC Corporate Income Tax (“CIT”) on the taxable income in accordance with the relevant PRC income tax laws. Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%.

Vietnam

TOYO Solar is subject to Vietnam Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant Vietnam income tax laws. The Vietnam’s statutory, Enterprise Income Tax (“EIT”) rate is 20%.

Qualified as a High and New Technology Enterprise, the Company received the preferential tax treatments since its inception, and is exempt from income taxes for the first two years since the year ended December 31, 2023 when Company generated taxable income through year 2024. The Company is entitled to income tax rate of 8.5%, which is half of preferential income tax rate of 17% for four years ended December 31, 2025 through 2028.

USA

In the United States, TOYO USA Holding, TOYO America, TOYO Solar LLC, TOYO Texas and TOYO Energy are subject to federal and state income taxes on its business operations.

The Company also evaluated the impact from the recent tax reforms in the United States, including the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and Inflation Reduction Act. No material impact on the Company is expected based on our analysis. We will continue to monitor the potential impact going forward.

Ethiopia

TOYO Ethiopia is subject to corporate income tax for its business operation in Ethiopia. Tax on corporate income is imposed at a flat rate of 30%. Qualified as a High and New Technology Enterprise, the Company received the preferential tax treatments since its inception, and is exempt from income taxes for the six months ended June 30, 2025 and 2024.

For the six months ended June 30, 2025 and 2024, the Company incurred current income tax expenses of $3,296,448 and $nil, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2025 and December 31, 2024, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the six months ended June 30, 2025 and 2024, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.